UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21913

DundeeWealth Funds
(Exact name of registrant as specified in charter)

1160 West Swedesford Road, Suite 140 Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Peter Moran DundeeWealth US, LP 1160 West Swedesford Road, Suite 140 Berwyn, PA 19312
(Name and address of agent for service)

Registrant’s telephone number, including area code:		610-854-0900

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Schedule of Investments

Dynamic Infrastructure Fund

June 30, 2011 (Unaudited)

	Number of	Market
	Shares/ Units	Value
COMMON STOCKS - 88.0%
Australia - 4.2%
Transurban Group †	7,629	$42,956

Austria - 1.0%
Andritz AG †	100	10,297

Bermuda - 2.0%
Brookfield Infrastructure Partners LP	800	20,040

Canada†† - 23.8%
Algonquin Power & Utilities Corp. (a) †	4,100	24,274
Brookfield Renewable Power Fund (a) †	600	14,315
Canadian National Railway Co. †	100	7,998
Churchill Corp., Class A †	487	8,276
Enbridge, Inc. †	1,564	50,855
Genivar, Inc. (a) †	600	16,007
Innergex Renewable Energy, Inc. †	2,460	25,456
Northland Power, Inc. †	1,116	18,595
Pembina Pipeline Corp. (a) †	100	2,632
Provident Energy, Ltd. †	2,430	21,719
TransCanada Corp. †	1,184	51,991
		242,118
France - 7.7%
Aeroports de Paris †	350	32,922
Vinci SA †	700	44,841
		77,763
Italy - 4.1%
Terna - Rete Elettrica Nazionale SpA †	9,000	41,822

Luxembourg - 2.9%
SES SA †	1,050	29,456

Switzerland - 3.6%
ABB, Ltd. *†	1,400	36,304

United Kingdom - 12.5%
National Grid plc †	3,544	34,875
Severn Trent plc †	2,066	48,780
United Utilities Group plc †	4,500	43,236
		126,891
United States - 26.2%
American Tower Corp., Class A *	950	49,713
Crown Castle International Corp. *	900	36,711
ITC Holdings Corp.	600	43,062
Norfolk Southern Corp.	200	14,986
Northeast Utilities	1,000	35,170
Southern Co.	1,300	52,494
Wisconsin Energy Corp.	1,100	34,485
		266,621
Total Common Stocks (Cost $748,799)		894,268

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS - 10.7%
PNC Bank Money Market Account, 0.01%**, due 7/01/11	$108,794	$108,794

Total Short-Term Investments (Cost $108,794)		108,794

Total Investments - 98.7% (Cost $857,593)***		1,003,062
Forward Foreign Currency Exchange Contracts - (0.0)% (Unrealized depreciation)		(56)
Other Assets Less Liabilities - 1.3%		12,873
NET ASSETS - 100.0%		$1,015,879

Forward Foreign Currency Exchange Contracts as of 6/30/11 were as follows:

Short Forward

Currency				Settlement	Unrealized Appreciation/
Purchased		Currency Sold		Date	Depreciation

USD	33,941	CAD	33,231	8/11/11	$(478)
USD	27,132	EUR	18,600	8/11/11	192
USD	19,479	GBP	12,000	8/11/11	230
Total Unrealized Appreciation/Depreciation					$(56)

†	Fair valued security. The aggregate value of fair valued securities is $607,607 comprising 59.81% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
††	Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.
(a)	Denoted in units.
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of June 30, 2011.
***	Aggregate tax cost is $857,593 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$147,363
Gross unrealized depreciation	(1,894)
Net unrealized appreciation	$145,469

Sector Allocation (Unaudited)	% of Net Assets
Utilities	38.8%
Industrials	21.1
Energy	12.5
Telecommunication Services	8.5
Materials	4.2
Consumer Discretionary	2.9
Cash and other	12.0
100.0%

See Notes to Schedules of Investments

Schedule of Investments

Dynamic Contrarian Advantage Fund

June 30, 2011 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 89.5%
Canada†† - 13.8%
Baytex Energy Corp. †	405	$22,139
Franco-Nevada Corp. †	940	35,087
National Bank of Canada †	400	32,441
Vermilion Energy, Inc. †	300	15,864
		105,531
Ireland - 5.4%
Accenture plc, Class A	685	41,388

Israel - 2.1%
Israel Chemicals, Ltd. †	980	15,643

Sweden - 4.6%
Atlas Copco AB, Class A †	1,340	35,276

Switzerland - 6.9%
Sika AG †	6	14,457
Sulzer AG †	95	15,458
The Swatch Group AG †	45	22,704
		52,619
United States - 56.7%
Air Products & Chemicals, Inc.	200	19,116
BorgWarner, Inc.*	200	16,158
Boston Properties, Inc., REIT	200	21,232
Brinker International, Inc.	600	14,676
CBS Corp., Class B	800	22,792
Comcast Corp., Class A	1,385	35,096
Emerson Electric Co.	440	24,750
International Business Machines Corp.	200	34,310
International Flavors & Fragrances, Inc.	360	23,126
ITC Holdings Corp.	300	21,531
Marathon Oil Corp.	600	31,608
National Oilwell Varco, Inc.	490	38,323
Norfolk Southern Corp.	430	32,220
Occidental Petroleum Corp.	340	35,374
Oracle Corp.	1,165	38,340
Simon Property Group, Inc., REIT	200	23,246
		431,898
Total Common Stocks (Cost $597,339)		682,355

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS - 10.8%
PNC Bank Money Market Account, 0.01%**, due 7/01/11	$82,189	$82,189

Total Short-Term Investments (Cost $82,189)		82,189

Total Investments - 100.3% (Cost $679,528)***		764,544
Forward Foreign Currency Exchange Contracts - 0.0% (Unrealized appreciation)		52
Liabilities in Excess of Other Assets - (0.3)%		(2,330)
NET ASSETS - 100.0%		$762,266

Forward Foreign Currency Exchange Contracts as of 6/30/11 were as follows:

Long Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation

CHF	23,000	USD	27,493	8/11/11	$(130)
ILS	15,000	USD	4,357	8/11/11	41
Total Unrealized Appreciation/Depreciation					$(89)

Short Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation

USD	61,282	CAD	60,000	8/11/11	(862)
USD	53,143	CHF	44,400	8/11/11	319
USD	15,184	ILS	51,300	8/11/11	143
USD	18,550	SEK	114,200	8/11/11	541
Total Unrealized Appreciation/Depreciation					$141

†	Fair valued security. The aggregate value of fair valued securities is $209,069 comprising 27.43% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
††	Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.
CAD	Canadian Dollar
CHF	Swiss Franc
ILS	Israeli New Sheqel
REIT	Real Estate Investment Trust
SEK	Swedish Krona
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of June 30, 2011.
***	Aggregate tax cost is $679,528 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$87,588
Gross unrealized depreciation	(2,572)
Net unrealized appreciation	$85,016

Sector Allocation (Unaudited)	% of Net Assets
Materials	23.0%
Industrials	16.2
Information Technology	15.0
Energy	14.6
Financial	10.1
Consumer Discretionary	7.6
Telecommunication Services	3.0
Cash and other	10.5
100.0%

See Notes to Schedules of Investments

Schedule of Investments

Dynamic Discovery Fund

June 30, 2011 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 94.8%
Austria - 3.2%
Andritz AG †	315	$32,435

Canada†† - 15.5%
Baytex Energy Corp. †	840	45,917
Central Fund of Canada, Ltd., Class A	930	18,944
Franco-Nevada Corp. †	855	31,915
National Bank of Canada †	500	40,551
Vermilion Energy, Inc. †	410	21,680
		159,007
France - 5.9%
JC Decaux SA *†	885	28,351
Vallourec SA †	260	31,661
		60,012
Ireland - 5.9%
Accenture plc, Class A	990	59,816

Israel - 6.2%
Frutarom Industries, Ltd. †	3,395	34,995
Strauss Group, Ltd. †	1,845	28,278
		63,273
Switzerland - 8.4%
Schweiter Technologies AG †	70	48,518
Tamedia AG *†	250	36,857
		85,375
United Kingdom - 6.6%
The Weir Group plc †	1,975	67,426

United States - 43.1%
Air Lease Corp.*	1,130	27,448
Apple, Inc.*	90	30,210
BorgWarner, Inc.*	400	32,316
Carpenter Technology Corp.	300	17,304
CBS Corp., Class B	600	17,094
Dresser-Rand Group, Inc.*	985	52,944
EMC Corp.*	1,845	50,830
Globe Specialty Metals, Inc.	2,410	54,032
Joy Global, Inc.	215	20,477
Occidental Petroleum Corp.	460	47,858
Oracle Corp.	1,525	50,188
Tiffany & Co.	500	39,260
		439,961
Total Common Stocks (Cost $846,891)		967,305

WARRANTS - 0.1%
Canada - 0.1%
Kinross Gold Corp., Expire 9/03/13*	1,050	1,241

Total Warrants (Cost $4,292)		1,241

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS - 8.2%
PNC Bank Money Market Account, 0.01%**, due 7/01/11	$83,482	$83,482

Total Short-Term Investments (Cost $83,482)		83,482

Total Investments - 103.1% (Cost $934,665)***		1,052,028
Forward Foreign Currency Exchange Contracts - 0.1% (Unrealized appreciation)		1,476
Liabilities in Excess of Other Assets - (3.2)%		(32,925)
NET ASSETS - 100.0%		$1,020,579

Forward Foreign Currency Exchange Contracts as of 6/30/11 were as follows:

Long Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation

CAD	21,000	USD	21,603	8/11/11	$148
CHF	7,000	USD	8,307	8/11/11	22
EUR	2,800	USD	4,021	8/11/11	34
ILS	5,000	USD	1,452	8/11/11	14
Total Unrealized Appreciation					$218

Short Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation

USD	91,923	CAD	90,000	8/11/11	$(1,293)
USD	58,649	CHF	49,000	8/11/11	352
USD	76,291	EUR	52,200	8/11/11	685
USD	53,525	GBP	32,700	8/11/11	1,072
USD	46,797	ILS	158,100	8/11/11	442
Total Unrealized Appreciation/Depreciation					$1,258

†	Fair valued security. The aggregate value of fair valued securities is $448,584 comprising 43.95% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
††	Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	Israeli New Sheqel
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of June 30, 2011.
***	Aggregate tax cost is $935,426 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$131,519
Gross unrealized depreciation	(14,917)
Net unrealized appreciation	$116,602

Sector Allocation (Unaudited)	% of Net Assets
Information Technology	20.4%
Materials	19.8
Industrials	19.4
Energy	16.5
Consumer Discretionary	10.2
Financial	5.8
Consumer Staples	2.8
Cash and other	5.1
100.0%

See Notes to Schedules of Investments

Schedule of Investments

Dynamic Gold and Precious Metals Fund

June 30, 2011 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 95.5%
Australia - 18.1%
Ampella Mining, Ltd. * †	711,583	$1,432,589
Azumah Resources, Ltd. * †	750,000	435,835
Drake Resources, Ltd. * †	90,000	37,298
Gryphon Minerals, Ltd. * †	704,506	1,375,749
Papillon Resources, Ltd. * †	1,577,786	935,034
Perseus Mining, Ltd. * †	1,430,000	4,031,975
		8,248,480
Canada†† - 70.8%
Alamos Gold, Inc. †	140,000	2,318,212
Astur Gold Corp.* †	25,000	40,956
ATAC Resources, Ltd.* †	150,000	1,135,362
Augusta Resource Corp. * †	57,000	263,000
Aureus Mining, Inc.* †	75,000	77,764
Aurizon Mines, Ltd. * †	350,000	1,959,666
B2Gold Corp. * †	300,000	1,014,049
Bearing Resources, Ltd. * †	2,500	1,452
Calvista Gold Corp.*†‡	87,000	74,872
Colorado Resources, Ltd. †‡	88,500	79,833
Continental Gold, Ltd.* †	40,300	306,705
Crescent Resources Corp., Private Placement Unit * † ‡	116,500	26,816
Goldcorp, Inc.	40,000	1,930,800
Keegan Resources, Inc.* †	269,800	2,092,492
Kinross Gold Corp., New York	153,664	2,427,891
Kinross Gold Corp., Toronto †	21,336	336,925
Magellan Minerals, Ltd. * †	125,000	114,055
Malbex Resources, Inc. * †	419,500	182,684
Malbex Resources Units *†‡	142,500	62,056
New Gold, Inc.* †	184,340	1,901,792
Northern Superior Resources, Inc. * †	260,000	80,875
Ocean Park Private Placement †‡	67,100	34,787
Osisko Mining Corp. * †	230,000	3,574,784
Pacific Ridge Exploration, Ltd. * †	10,000	3,214
Peregrine Diamonds, Ltd. * †	240,000	423,039
Peregine Metals, Ltd.* †	250,000	220,333
PMI Gold Corp. * †	79,000	42,594
Premier Gold Mines, Ltd. * †	330,000	1,940,069
Premium Exploration, Inc. * †	710,000	334,958
Renaissance Gold, Inc. * †	10,000	17,316
Reunion Gold Corp. * †	52,000	85,728
Reunion Gold Corp. Private Placement * †‡	88,100	141,771
Riverstone Resources, Inc. * †	260,000	137,488
Ryan Gold Corp. * †	45,000	85,852
Sabina Gold & Silver Corp.* †	500,000	3,058,738
San Gold Corp. * †	850,000	2,873,140
Silver Quest Resources, Ltd. * †	55,000	66,152
Smash Minerals Corp. * †	16,000	19,244
Strategic Metals, Ltd. * †	276,600	903,406
Strategic Metals, Ltd. Private Placement * † ‡	42,000	137,177
Taku Gold Corp. * †	1,500,000	451,034
Unigold, Inc. * †	41,500	4,088
Volta Resources, Inc. * †	710,000	1,199,958
		32,183,127
United States - 6.6%
Allied Nevada Gold Corp. * †	85,000	2,997,408

Total Common Stocks (Cost $42,558,675)		43,429,015

WARRANTS - 0.0%
Canada - 0.0%
Calvista Gold Corp., Expire 5/09/13* †‡	43,500	5,638
Kinross Gold Corp., Class D, Expire 9/17/14 *	1,320	3,353
		8,991
Total Warrants (Cost $6,291)		8,991

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS - 4.5%
PNC Bank Money Market Account, 0.01%**, due 7/01/11	$2,047,918	$2,047,918

Total Short-Term Investments (Cost $2,047,918)		2,047,918

Total Investments - 100.0% (Cost $44,612,884)***		45,485,924
Other Assets Less Liabilities - 0.0%		7,498
NET ASSETS - 100.0%		$45,493,422

†	Fair valued security. The aggregate value of fair valued securities is $39,075,962 comprising 85.89% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
††	Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.
‡	Illiquid security.
*	Non-income producing security.
**	Current yield as of June 30, 2011.
***	Aggregate tax cost is $44,695,830 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$3,424,895
Gross unrealized depreciation	(2,634,801)
Net unrealized appreciation	$790,094

Sector Allocation (Unaudited)	% of Net Assets
Materials	95.5%
Cash and other	4.5
100.0%

See Notes to Schedules of Investments

Schedule of Investments

Dynamic U.S. Growth Fund

June 30, 2011 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 90.0%
Consumer Discretionary - 33.1%
BJ’s Restaurants, Inc. *	36,000	$1,884,960
Chipotle Mexican Grill, Inc. *	6,900	2,126,511
Fossil, Inc. *	25,800	3,037,176
Netflix, Inc. *	9,100	2,390,479
priceline.com, Inc. *	4,400	2,252,492
Starbucks Corp.	60,700	2,397,043
Ulta Salon Cosmetics & Fragrance, Inc.*	38,200	2,466,956
Under Armour, Inc., Class A *	38,400	2,968,704
Wynn Resorts, Ltd.	11,900	1,708,126
		21,232,447
Consumer Staples - 2.8%
Whole Foods Market, Inc.	28,600	1,814,670

Health Care - 7.5%
Alexion Pharmaceuticals, Inc. *	54,400	2,558,432
Illumina, Inc. *	29,700	2,231,955
		4,790,387

Information Technology - 46.6%
Acme Packet, Inc. *	34,700	2,433,511
BroadSoft, Inc. *	47,000	1,792,110
CommVault Systems, Inc. *	57,800	2,569,210
Fortinet, Inc. *	117,200	3,198,388
Informatica Corp. *	49,100	2,868,913
Qualcomm, Inc.	32,400	1,839,996
Riverbed Technology, Inc. *	103,300	4,089,647
Salesforce.com, Inc. *	16,400	2,443,272
Teradata Corp.	42,000	2,528,400
TIBCO Software, Inc. *	105,600	3,064,512
VMware, Inc., Class A*	30,000	3,006,900
		29,834,859

Total Common Stocks (Cost $49,602,429)		57,672,363

	Principal
	Amount
SHORT-TERM INVESTMENTS - 5.0%
PNC Bank Money Market Account, 0.01%**, due 7/01/11	$3,210,437	3,210,437

Total Short-Term Investments (Cost $3,210,437)		3,210,437

Total Investments - 95.0% (Cost $52,812,866)***		60,882,800
Other Assets Less Liabilities - 5.0%		3,187,479
NET ASSETS - 100.0%		$64,070,279

*	Non-income producing security.
**	Current yield as of June 30, 2011.
***	Aggregate tax cost is $53,386,645 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$8,080,549
Gross unrealized depreciation	(584,394)
Net unrealized appreciation	$7,496,155

Sector Allocation (Unaudited)	% of Net Assets
Information Technology	46.6%
Consumer Discretionary	33.1
Health Care	7.5
Consumer Staples	2.8
Cash and other	10.0
100.0%

See Notes to Schedules of Investments

Schedule of Investments

Dynamic Energy Income Fund

June 30, 2011 (Unaudited)

	Number of	Market
	Shares/Units	Value
COMMON STOCKS - 90.5%
Bermuda - 3.7%
Seadrill, Ltd.	26,500	$934,920

Canada†† - 81.5%
Algonquin Power & Utilities Corp. (a) †	111,900	662,501
ARC Resources, Ltd. †	29,938	776,349
Baytex Energy Corp. †	28,648	1,565,994
Black Diamond Group, Ltd. (a) †	30,400	992,897
Bonavista Energy Corp. (a) †	14,314	424,025
Crescent Point Energy Corp. †	27,088	1,251,814
Daylight Energy, Ltd. †	78,160	757,733
Enerplus Corp. †	50,868	1,606,025
Freehold Royalties, Ltd. (a) †	37,948	772,771
Innergex Renewable Energy, Inc. †	54,955	568,667
Keyera Corp. (a) †	15,607	707,004
NAL Energy Corp. †	115,109	1,317,646
Northland Power, Inc. †	20,093	334,796
Parallel Energy Trust (a) †	124,200	1,285,205
Pembina Pipeline Corp. (a) †	61,100	1,608,512
Pengrowth Energy Corp. †	136,665	1,721,686
Provident Energy, Ltd. †	107,103	957,258
Veresen, Inc. †	80,605	1,160,872
Vermilion Energy, Inc. †	18,923	1,000,646
Zargon Oil & Gas, Ltd. †	46,660	1,035,330
		20,507,731
Netherlands - 5.3%
Royal Dutch Shell plc, ADR Class B	18,700	1,341,725

Total Common Stocks (Cost $22,150,559)		22,784,376

	Principal
	Amount
SHORT-TERM INVESTMENTS - 7.6%
PNC Bank Money Market Account, 0.01%**, due 7/01/11	$1,919,940	1,919,940
Total Short-Term Investments (Cost $1,919,940)		1,919,940

Total Investments - 98.1% (Cost $24,070,499)***		24,704,316
Other Assets Less Liabilities - 1.9%		475,591
NET ASSETS - 100.0%		$25,179,907

†	Fair valued security. The aggregate value of fair valued securities is $20,507,731 comprising 81.44% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
††	Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.
(a)	Denoted in units.
ADR	American Depositary Receipt.
*	Non-income producing security.
**	Current yield as of June 30, 2011.
***	Aggregate tax cost is $24,084,195 and net unrealized depreciation is as follows:

Gross unrealized appreciation	$1,164,967
Gross unrealized depreciation	(544,846)
Net unrealized depreciation	$620,121

Sector Allocation (Unaudited)	% of Net Assets
Energy	80.3%
Utilities	6.2
Industrials	4.0
Cash and other	9.5
100.0%

See Notes to Schedules of Investments

Schedule of Investments

Dynamic Canadian Value Fund

June 30, 2011 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 97.4%
Canada†† - 82.6%
Bank of Montreal †	1,100	$69,973
Cameco Corp. †	2,700	71,220
Canadian National Railway Co. †	900	71,985
Canadian Natural Resources, Ltd. †	100	4,192
Canadian Oil Sands, Ltd. †	2,432	70,177
Crew Energy, Inc.* †	3,500	54,435
Eldorado Gold Corp. †	3,000	44,264
Encana Corp. †	2,500	77,194
Erdene Resource Development Corp. *†	61,000	64,514
HudBay Minerals, Inc. †	3,600	53,751
Magna International, Inc. †	1,800	97,330
Manulife Financial Corp. †	4,000	70,838
MEG Energy Corp.* †	900	46,957
Osisko Mining Corp. * †	6,800	105,689
Potash Corp. of Saskatchewan, Inc. †	1,000	57,110
Progress Energy Resources Corp. †	4,900	69,757
Quadra FNX Mining, Ltd. * †	5,500	81,663
Research In Motion, Ltd. * †	950	27,462
Rogers Communications, Inc., Class B †	1,400	55,437
Royal Bank of Canada †	1,400	80,027
Southern Pacific Resource Corp. * †	33,900	54,482
Tahoe Resources, Inc.* †	3,400	63,456
The Toronto-Dominion Bank †	800	67,836
		1,459,749
United States - 14.8%
Arch Coal, Inc.	1,800	47,988
Bank of America Corp.	5,200	56,992
Halliburton Co.	1,500	76,500
Newmont Mining Corp.	1,500	80,955
		262,435

Total Common Stocks (Cost $1,662,991)		1,722,184

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS - 4.2%
PNC Bank Money Market Account, 0.01%**, due 7/01/11	$73,796	$73,796

Total Short-Term Investments (Cost $73,796)		73,796

Total Investments - 101.6% (Cost $1,736,787)***		1,795,980
Liabilities in Excess of Other Assets - (1.6)%		(27,803)
NET ASSETS - 100.0%		$1,768,177

†	Fair valued security. The aggregate value of fair valued securities is $1,459,749 comprising 82.56% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
††	Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.
*	Non-income producing security.
**	Current yield as of June 30, 2011.
***	Aggregate tax cost is $1,736,787 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$141,833
Gross unrealized depreciation	(82,640)
Net unrealized appreciation	$59,193

Sector Allocation (Unaudited)	% of Net Assets
Energy	32.4%
Materials	31.2
Financial	19.5
Consumer Discretionary	5.5
Industrials	4.1
Telecommunication Services	3.1
Information Technology	1.6
Cash and other	2.6
100.0%

See Notes to Schedules of Investments

Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund,

Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund,

Dynamic U.S. Growth Fund, Dynamic Energy Income Fund, Dynamic Canadian Value Fund

Notes to Schedule of Investments

June 30, 2011 (Unaudited)

NOTE A.  Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Funds may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies. If Goodman & Company NY, Ltd.’s (the “Sub-Adviser” or “Goodman”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Funds may leave the Funds in a worse position than if they had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Funds are subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Funds may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Each Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”).The Funds may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to

Notes to Schedule of Investments

(Continued)

minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and /or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”).  The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

There are significant risks associated with the Funds’ use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on the Adviser’s or Goodman’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Funds’ exposure to price fluctuations, while others tend to increase its market exposure.

During the period ended June 30, 2011, the Funds had no investments in futures contracts or options on futures.

Forward Foreign Currency Exchange Contracts - The Funds did engage in forward foreign currency exchange contracts for the purpose of gaining exposure to, or hedging against, changes in the value of equities, interest rates or foreign currencies. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Adviser or Sub-Adviser due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser or Sub-Adviser would otherwise desire, to the possible detriment of a Fund. Neither the CFTC nor banking authorities regulate forward currency through banks. In respect of such trading, a Fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to a Fund.

During the period ended June 30, 2011, the Dynamic Infrastructure Fund entered into forward foreign currency exchange contracts with RBC Dominion Securities, and the Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund entered into forward foreign currency exchange contracts with Barclays Capital.

The Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, and Dynamic Discovery Fund’s volume of activity in forward foreign currency exchange contracts during the period ended June 30, 2011 had an average monthly value of approximately $201,412, $94,295, and $226,846 respectively.   Forward foreign currency exchange contracts for the Dynamic Infrastructure Fund, Dynamic Contrarian

Notes to Schedule of Investments

(Continued)

Advantage Fund, and Dynamic Discovery Fund at June 30, 2011 are presented within the Schedule of Investments.

The Dynamic Energy Income Fund held forward foreign currency exchange contracts through April 27, 2011, with an average monthly value while outstanding of approximately $6,979,235.  At June 30, 2011, the Dynamic Energy Income Fund had no investments in forward foreign currency exchange contracts.

Options - The Funds may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and /or hedging against price movements of portfolio assets. Each Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

During the period ended June 30, 2011, the Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund entered into option contracts with Bank of America Merrill Lynch and UBS Securities LLC.

The Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund held options contracts through January 22, 2011, with an average monthly cost of approximately $7,410 and $7,320, respectively. At June 30, 2011, the Dynamic Contrarian Fund and Dynamic Discovery Fund had no investments in option contracts.

The Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund held written options contracts through January 22, 2011, with an average monthly premium amount approximately $2,079 and $2,040, respectively.  At June 30, 2011, Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund had no investments in written options.

	Dynamic Contrarian Advantage Fund		Dynamic Discovery Fund
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums
Options outstanding at September 30, 2010	24	$2,577	24	$2,538
Options expired	(24)	(2,577)	(24)	(2,538)
Options outstanding at June 30, 2011	—	$—	—	$—

Notes to Schedule of Investments

(Continued)

The following tables summarize the value of derivatives held as of June 30, 2011, by their primary underlying risk exposure:

		Asset Derivatives
	Total Value at June 30, 2011	Forward Foreign Currency Exchange Contracts
Dynamic Infrastructure Fund	$422	$422
Dynamic Contrarian Advantage Fund	1,044	1,044
Dynamic Discovery Fund	2,769	2,769
Total	$4,235	$4,235

		Liability Derivatives
	Total Value at June 30, 2011	Forward Foreign Currency Exchange Contracts
Dynamic Infrastructure Fund	$(478)	$(478)
Dynamic Contrarian Advantage Fund	(992)	(992)
Dynamic Discovery Fund	(1,293)	(1,293)
Total	$(2,763)	$(2,763)

NOTE B.  Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of each Fund’s investments as of June 30, 2011, is as follows:

	Dynamic Infrastructure Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund	Dynamic Gold & Precious Metals Fund	Dynamic Energy Income Fund	Dynamic Canadian Value Fund
ASSETS:
Level 1: Quoted Prices
Common Stocks Market Value:
Bermuda	$20,040	$—	$—	$—	$934,920	$—
Canada	—	—	18,944	4,364,329	—	—
Ireland	—	41,388	59,816	—	—	—
Netherlands	—	—	—	—	1,341,725	—
United States	266,621	431,898	439,961	—	—	262,435
Warrants Market Value:
Canada	—	—	1,241	3,353	—	—
Short-term Investments Market Value:	108,794	82,189	83,482	2,047,918	1,919,940	73,796
Total Level 1 Market Value of Investments	$395,455	$555,475	$603,444	$6,415,600	$4,196,585	$336,231

Level 2: Other Significant Observable Inputs
Common Stocks Market Value:
Australia	$42,956	$—	$—	$8,248,480	$—	$—
Austria	10,297	—	32,435	—	—	—
Canada	242,118	105,531	140,063	27,818,798	20,507,731	1,459,749
France	77,763	—	60,012	—	—	—
Israel		15,643	63,273	—	—	—
Italy	41,822	—	—	—	—	—
Luxembourg	29,456	—	—	—	—	—
Sweden		35,276	—	—	—	—
Switzerland	36,304	52,619	85,375	—	—	—
United Kingdom	126,891	—	67,426	—	—	—
United States	—	—	—	2,997,408	—	—
Warrants Market Value:
Canada	—	—	—	5,638	—	—
Total Level 2 Market Value of Investments	$607,607	$209,069	$448,584	$39,070,324	$20,507,731	$1,459,749

Total Market Value of Investments	$1,003,062	$764,544	$1,052,028	$45,485,924	$24,704,316	$1,795,980

Level 2: Other Significant Observable Inputs
ASSETS:
Other Financial Instruments Unrealized Appreciation: *
Foreign Currency Exchange Risks:
Forward Foreign Currency Exchange Contracts	$429	$1,060	$2,779	$—	$14,863	$—
LIABILITIES:
Other Financial Instruments Unrealized Depreciation: *
Foreign Currency Exchange Risks:
Forward Foreign Currency Exchange Contracts	(485)	(1,007)	(1,303)	—	(193,536)	—

Total Other Financial Instruments	$(56)	$53	$1,476	$—	$(178,673)	$—

*         Other financial instruments are derivative instruments, such as futures, forwards, and options which are valued at the unrealized appreciation/depreciation of the investment.

To adjust for the time difference between local market close and the calculation of the NAV, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

Dynamic U.S. Growth Fund *
Level 1 - Quoted Prices	$60,882,800
Total Market Value of Investments	$60,882,800

* Level 1 securities for Dynamic U.S. Growth Fund consist of common stocks and the PNC Bank Money Market Account as disclosed in the Schedule of Investments.

The Funds did not have significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.

Notes to Schedule of Investments

(Continued)

There were no Level 3 investments held at June 30, 2011 or September 30, 2010 for any of the Dynamic Funds.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Funds’ financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Funds’ financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.   ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy:  quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

NOTE C.  Tax Disclosure - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2011.

Notes to Schedule of Investments

(Continued)

Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2010, Dynamic Infrastructure Fund, Dynamic Gold & Precious Metal Fund, and Dynamic Energy Income Fund had deferred currency losses of $2,646, $36,204, and $490, respectively.

The Regulated Investment Company Modernization Act of 2010  (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending September 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  Relevant information regarding the impact of the Act on the Funds will be contained within this section of the Funds’ fiscal year ending September 30, 2011 financial statements.

Schedule of Investments

JOHCM International Select Fund

June 30, 2011 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 99.9%
Bermuda - 4.7%
Seadrill, Ltd. †	94,430	$3,324,020
Jardine Matheson Holdings, Ltd.	46,000	2,637,640
		5,961,660
Canada†† - 8.1%
Canadian Energy Services & Technology Corp. †	100,354	3,251,659
Imax Corp., New York*†	74,403	2,421,598
Imax Corp., Toronto*	31,347	1,016,583
Trican Well Service, Ltd. †	147,506	3,465,691
		10,155,531
China - 5.3%
Zhaojin Mining Industry Co., Ltd., Class H †	1,592,386	3,289,349
Zhuzhou CSR Times Electric Co., Ltd., Class H †	990,752	3,347,915
		6,637,264
Germany - 15.9%
Dialog Semiconductor plc * †	189,388	3,442,021
GEA Group AG †	94,510	3,379,592
Henkel AG & Co. KGaA †	58,417	3,348,112
Infineon Technologies AG †	297,211	3,335,067
Kabel Deutschland Holding AG* †	52,951	3,255,694
SAP AG †	54,805	3,314,742
		20,075,228
Hong Kong - 5.4%
Hengdeli Holdings, Ltd. †	6,378,882	3,384,198
Ruinian International, Ltd. †	5,239,771	3,446,496
		6,830,694
Indonesia - 7.9%
PT Bank Rakyat Indonesia Persero Tbk †	4,409,878	3,355,262
PT Indofood Sukses Makmur Tbk †	5,037,608	3,380,584
PT Kalbe Farma Tbk †	8,357,934	3,291,756
		10,027,602
Ireland - 2.7%
Experian plc †	262,201	3,339,365

Italy - 2.6%
Tod’s SpA †	24,682	3,300,192

Japan - 18.5%
Hitachi High-Technologies Corp. †	150,923	3,314,819
Japan Securities Finance Co., Ltd. †	528,822	3,243,420
NEC Networks & System Integration Corp. †	239,095	3,347,950
Osaka Securities Exchange Co., Ltd. †	748	3,344,299
Softbank Corp. †	88,900	3,367,066
Sysmex Corp. †	88,590	3,332,237
Toshiba Plant Systems & Services Corp. †	285,378	3,383,596
		23,333,387
Luxembourg - 2.6%
L’Occitane International SA * †	1,225,839	3,281,942

Netherlands - 2.6%
Koninklijke (Royal) KPN NV †	229,444	3,335,233

	Number of	Market
	Shares	Value
COMMON STOCKS (continued)
Portugal - 2.7%
Jeronimo Martins SGPS SA †	180,179	$3,461,311

Qatar - 2.6%
Industries Qatar QSC †	88,047	3,304,140

Russia - 2.6%
Mail.ru Group, Ltd. *	100,016	3,322,532

Switzerland - 5.3%
Dufry Group* †	26,563	3,345,025
STMicroelectronics NV †	337,686	3,365,503
		6,710,528

Taiwan - 2.6%
HTC Corp. †	95,770	3,271,546

United Kingdom - 5.3%
Intermediate Capital Group plc †	647,419	3,351,770
Man Group plc †	882,667	3,353,902
		6,705,672

United States - 2.5%
Virgin Media, Inc.	104,336	3,122,777

Total Common Stocks (Cost $115,666,844)		126,176,604

PREFERRED STOCKS - 2.8%
Germany - 2.8%
Hugo Boss AG †	34,636	3,516,211

Total Preferred Stocks (Cost $3,249,534)		3,516,211

	Principal
	Amount
SHORT-TERM INVESTMENTS - 3.4%
PNC Bank Money Market Account, 0.01%**, due 07/01/11	$4,301,499	4,301,499

Total Short-Term Investments (Cost $4,301,499)		4,301,499

Total Investments - 106.1% (Cost $123,217,877)***		133,994,314
Liabilities in Excess of Other Assets - (6.1)%		(7,681,104)
NET ASSETS - 100.0%		$126,313,210

†	Fair valued security. The aggregate value of fair valued securities is $119,593,283 comprising 94.68% of net assets, which were valued pursuant to guidelines established by the Board of Trustees.
††	Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.
ADR	American Depositary Receipt.
*	Non-income producing security.
**	Current yield as of June 30, 2011.
***	Aggregate tax cost is $123,244,625 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$13,463,195
Gross unrealized depreciation	(2,713,506)
Net unrealized appreciation	$10,749,689

Sector Allocation (Unaudited)	% of Net Assets
Consumer Discretionary	21.1%
Information Technology	18.5
Industrials	15.9
Financials	13.2
Consumer Staples	10.8
Energy	10.1
Telecommunication Services	5.3
Health Care	5.2
Materials	2.6
Cash and other	(2.7)
100.0%

See Notes to Schedules of Investments

JOHCM International Select Fund

Notes to Schedule of Investments

June 30, 2011 (Unaudited)

NOTE A.        Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and /or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If JO Hambro Capital Management Ltd.’s (the “Sub-Adviser” or “JO Hambro”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

During the period ended June 30, 2011, the Fund had no investments in futures contracts or options on futures.

Notes to Schedule of Investments

(Continued)

Forward Foreign Currency Exchange Contracts - The Fund may engage in forward foreign currency exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies.

During the period ended June 30, 2011, the Fund had no investments in forward foreign currency exchange contracts.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and /or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.

During the period ended June 30, 2011, the Fund had no investments in options.

NOTE B.        Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities
Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2011, is as follows:

Level 1: Quoted Prices
Common Stocks Market Value:
Bermuda	$2,637,640
Canada	1,016,583
Russia	3,322,532
United States	3,122,777
Short-term Investments Market Value	4,301,499
Total Level 1 Market Value of Investments	$14,401,031

Level 2: Other Significant Observable Inputs
Common Stocks Market Value:
Bermuda	$3,324,020
Canada	9,138,948
China	6,637,264
Germany	23,591,439
Hong Kong	6,830,694
Indonesia	10,027,602
Ireland	3,339,365
Italy	3,300,192
Japan	23,333,387
Luxembourg	3,281,942
Netherlands	3,335,233
Portugal	3,461,311
Qatar	3,304,140
Switzerland	6,710,528
Taiwan	3,271,546
United Kingdom	6,705,672
Total Level 2 Market Value of Investments	$119,593,283
Total Market Value of Investments	$133,994,314

Notes to Schedule of Investments

(Continued)

The Fund did not have significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.

There were no Level 3 investments held at June 30, 2011 or September 30, 2010.

To adjust for the time difference between local market close and the calculation of the net asset value, the Fund utilizes fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.   ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy:  quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Notes to Schedule of Investments

(Continued)

NOTE C.        Tax Disclosure - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2011.

Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended September 30, 2010, the Fund had deferred currency losses of $47,205.

The Regulated Investment Company Modernization Act of 2010  (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending September 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  Relevant information regarding the impact of the Act on the Fund will be contained within this section of the Fund’s fiscal year ending September 30, 2011 financial statements.

Schedule of Investments

Mount Lucas U.S. Focused Equity Fund

June 30, 2011 (Unaudited)

	Number	Market
	of Shares	Value
COMMON STOCKS - 99.1%
Consumer Discretionary - 15.1%
AutoNation, Inc.*	6,071	$222,259
Limited Brands, Inc.	7,449	286,414
Meredith Corp.	21,570	671,474
Netflix, Inc.*	958	251,657
The Interpublic Group of Companies, Inc.	16,360	204,500
Whirlpool Corp.	18,199	1,479,943
		3,116,247
Consumer Staples - 6.8%
Archer-Daniels-Midland Co.	46,927	1,414,849

Energy - 29.7%
Chevron Corp.	17,044	1,752,805
ConocoPhillips	10,633	799,495
Marathon Oil Corp.	16,812	885,656
Murphy Oil Corp.	11,124	730,402
National Oilwell Varco, Inc.	17,082	1,335,983
Pioneer Natural Resources Co.	4,847	434,146
Tesoro Corp.*	8,418	192,856
		6,131,343
Financials - 14.8%
American International Group, Inc.*	4,313	126,457
Apartment Investment & Management Co., Class A, REIT	7,876	201,074
CB Richard Ellis Group, Inc., Class A*	8,179	205,375
Genworth Financial, Inc., Class A*	12,222	125,642
The Chubb Corp.	13,719	858,947
The Travelers Companies, Inc.	13,518	789,181
Unum Group	29,170	743,252
		3,049,928
Industrials - 8.6%
General Dynamics Corp.	11,128	829,259
Northrop Grumman Corp.	13,604	943,437
		1,772,696
Information Technology - 5.2%
Advanced Micro Devices, Inc.*	22,171	154,975
Akamai Technologies, Inc.*	4,325	136,108
F5 Networks, Inc.*	1,694	186,764
JDS Uniphase Corp.*	8,206	136,712
Lexmark International, Inc., Class A*	4,520	132,255
SanDisk Corp.*	3,799	157,659
Teradyne, Inc.*	10,906	161,409
		1,065,882

	Number	Market
	of Shares	Value
COMMON STOCKS (continued)
Materials - 1.3%
Cliffs Natural Resources, Inc.	2,958	$273,467

Telecommunication Services - 17.6%
AT&T, Inc.	56,091	1,761,818
CenturyLink, Inc.	40,482	1,636,687
MetroPCS Communications, Inc.*	14,418	248,134
		3,646,639

Total Common Stocks (Cost $19,399,008)		20,471,051

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.8%
PNC Bank Money Market Account, 0.01%**, due 7/01/11	$158,913	158,913

Total Short-Term Investments (Cost $158,913)		158,913

Total Investments - 99.9% (Cost $19,557,921)***		20,629,964
Other Assets Less Liabilities - 0.1%		36,815
NET ASSETS - 100.0%		$20,666,779

REIT Real Estate Investment Trust
*	Non-income producing security.
**	Current yield as of June 30, 2011.
***	Aggregate tax cost is $19,566,823 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$1,637,655
Gross unrealized depreciation	(574,514)
Net unrealized appreciation	$1,063,141

Sector Allocation (Unaudited)	% of Net Assets
Energy	29.7%
Telecommunication Services	17.6
Consumer Discretionary	15.1
Financials	14.8
Industrials	8.6
Consumer Staples	6.8
Information Technology	5.2
Materials	1.3
Cash and other	0.9
100.0%

See Notes to Schedules of Investments

Mt. Lucas U.S. Focused Equity Fund

Notes to Schedule of Investments

June 30, 2011 (Unaudited)

NOTE A.        Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and /or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Mount Lucas Management Corp.’s (the “Sub-Adviser” or “Mount Lucas”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

During the period ended June 30, 2011, the Fund had no investments in futures contracts or options on futures.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s

Notes to Schedule of Investments

(Continued)

investment objective, and except as restricted by the Fund’s investment limitations.

During the period ended June 30, 2011, the Fund had no investments in options.

NOTE B.        Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities
Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2011, is as follows:

Level 1 - Quoted Prices*	$20,629,964
Total Market Value of Investments	$20,629,964

* Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at June 30, 2011 or September 30, 2010.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.   ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy:  quantitative

Notes to Schedule of Investments

(Continued)

information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

NOTE C.        Tax Disclosure — No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2011.

As of September 30, 2010, the Fund had a capital loss carryforward of $1,757,535, which is available to reduce future required distributions of net capital gains to shareholders. $953,379 is available through 2017 and $804,156 is available through 2018.

The Regulated Investment Company Modernization Act of 2010  (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending September 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  Relevant information regarding the impact of the Act on the Fund will be contained within this section of the Fund’s fiscal year ending September 30, 2011 financial statements.

Schedule of Investments

Smith Group Large Cap Core Growth Fund

June 30, 2011 (Unaudited)

	Number	Market
	of Shares	Value
COMMON STOCKS - 91.6%
Consumer Discretionary - 11.4%
Autoliv, Inc.	16,640	$1,305,408
Bed Bath & Beyond, Inc. *	22,470	1,311,574
Mattel, Inc.	46,920	1,289,831
priceline.com, Inc. *	2,615	1,338,697
Ross Stores, Inc.	16,140	1,293,137
		6,538,647
Consumer Staples - 6.8%
Coca-Cola Enterprises, Inc.	44,000	1,283,920
Corn Products International, Inc.	23,500	1,299,080
Whole Foods Market, Inc.	20,600	1,307,070
		3,890,070
Energy - 11.6%
Chevron Corp.	12,800	1,316,352
Exxon Mobil Corp.	16,210	1,319,170
Helmerich & Payne, Inc.	20,690	1,368,023
Noble Energy, Inc.	14,700	1,317,561
Occidental Petroleum Corp.	12,800	1,331,712
		6,652,818
Financials - 11.4%
American Express Co.	25,480	1,317,316
Capital One Financial Corp.	24,880	1,285,550
East West Bancorp, Inc.	64,400	1,301,524
Franklin Resources, Inc.	10,070	1,322,090
JPMorgan Chase & Co.	31,678	1,296,897
		6,523,377
Health Care - 13.5%
Aetna, Inc.	28,700	1,265,383
Endo Pharmaceuticals Holdings, Inc. *	31,800	1,277,406
Express Scripts, Inc. *	23,640	1,276,087
McKesson Corp.	15,410	1,289,047
The Cooper Companies, Inc.	16,700	1,323,308
Watson Pharmaceuticals, Inc. *	19,300	1,326,489
		7,757,720
Industrials - 13.8%
CSX Corp.	50,300	1,318,866
Eaton Corp.	26,200	1,347,990
Illinois Tool Works, Inc.	23,060	1,302,659
Manpower, Inc.	24,030	1,289,210
Parker Hannifin Corp.	14,700	1,319,178
Ryder Systems, Inc.	23,400	1,330,290
		7,908,193
Information Technology - 16.2%
ANSYS, Inc. *	23,580	1,289,119
Apple, Inc. *	3,830	1,285,615
Arrow Electronics, Inc. *	33,400	1,386,100
BMC Software, Inc. *	23,990	1,312,253
Check Point Software Technologies, Ltd. *	23,400	1,330,290
International Business Machines Corp.	7,560	1,296,918
TIBCO Software, Inc. *	46,600	1,352,332
		9,252,627

	Number	Market
	of Shares	Value
COMMON STOCKS (continued)
Materials - 4.5%
CF Industries Holdings, Inc.	8,800	$1,246,696
PPG Industries, Inc.	14,500	1,316,455
		2,563,151
Telecommunication Services - 2.4%
MetroPCS Communications, Inc. *	78,800	1,356,148

Total Common Stocks (Cost $41,847,540)		52,442,751

	Principal
	Amount
SHORT-TERM INVESTMENTS - 7.4%
PNC Bank Money Market Account, 0.01%**, due 7/01/11	$4,223,879	4,223,879

Total Short-Term Investments (Cost $4,223,879)		4,223,879

Total Investments - 99.0% (Cost $46,071,419) ***		56,666,630
Other Assets Less Liabilities - 1.0%		601,764
NET ASSETS - 100.0%		$57,268,394

*	Non-income producing security.
**	Current yield as of June 30, 2011.
***	Aggregate tax cost is $46,092,045 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$10,967,978
Gross unrealized depreciation	(393,393)
Net unrealized appreciation	$10,574,585

Sector Allocation (Unaudited)	% of Net Assets
Information Technology	16.2%
Industrials	13.8
Health Care	13.5
Energy	11.6
Consumer Discretionary	11.4
Financial	11.4
Consumer Staples	6.8
Materials	4.5
Telecommunication Services	2.4
Cash and other	8.4
100.0%

See Notes to Schedules of Investments

Smith Group Large Cap Core Growth Fund

Notes to Schedule of Investments

June 30, 2011 (Unaudited)

NOTE A.        Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and /or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Smith’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

During the period ended June 30, 2011, the Fund had no investments in futures contracts or options on futures.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and /or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment

Notes to Schedule of Investments

(Continued)

objective, and except as restricted by the Fund’s investment limitations.

During the period ended June 30, 2011, the Fund had no investments in options.

NOTE B.        Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities
Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2011, is as follows:

Level 1 - Quoted Prices*	$56,666,630
Total Market Value of Investments	$56,666,630

*  Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at June 30, 2011 or September 30, 2010.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.   ASU 2011-04 will require reporting entities to disclose the following information for

Notes to Schedule of Investments

(Continued)

fair value measurements categorized within Level 3 of the fair value hierarchy:  quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

NOTE C.        Tax Disclosure - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2011.

As of September 30, 2010, the Fund had a capital loss carryforward of $12,482,082, which is available to reduce future required distributions of net capital gains to shareholders. $274,339 is available through 2016; $5,652,354 is available through 2017; and $6,555,389 is available through 2018.

The Regulated Investment Company Modernization Act of 2010  (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending September 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  Relevant information regarding the impact of the Act on the Fund will be contained within this section of the Fund’s fiscal year ending September 30, 2011 financial statements.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CF3 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DundeeWealth Funds

By (Signature and Title)*	/s/ Peter Moran
Peter Moran, President
(principal executive officer)

Date	8/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter Moran
Peter Moran, President
(principal executive officer)

Date	8/26/11

By (Signature and Title)*	/s/ John Leven
John Leven, Treasurer
(principal financial officer)

Date	8/26/11

* Print the name and title of each signing officer under his or her signature.